DUE TO/FROM RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Due Tofrom Related Parties
DUE TO/FROM RELATED PARTIES

NOTE 12 — DUE TO/FROM RELATED PARTIES

Due to Alset International Limited.

Alset International Limited (“AIL”) is incorporated in Singapore and is a fellow subsidiary of the common parent company, Alset Inc. The amount due to AIL represents short-term working capital advances to the Company for its daily operations. There is no written, executed agreement and no financial/non-financial covenants and the amount due to AIL is non-interest bearing. Since the amount due to AIL is due upon request, it is classified as a current liability. The amounts due to AIL at September 30, 2024 and December 31, 2023 are $281,140 and $1,729,901, respectively.

On September 24, 2024, the Company entered into a Debt Conversion Agreement (the “AIL Conversion”) with Alset International Limited, pursuant to which a debt of $3,501,759 due to AIL was converted into shares of the Company’s common stock at a price per share of $0.63 for a total of 5,558,347 shares.

Due to Alset Business Development Pte. Limited.

Alset Business Development Pte. Limited (“ABD”) is incorporated in Singapore and is a fellow subsidiary of the common parent company, Alset Inc. The amount due to ABD represents amount loaned by ABD to Hapi Cafe Inc. (“HCI”) for the investment in Ketomei Pte. Ltd (“Ketomei”) in March 2022. There is no written, executed agreement and no financial/non-financial covenants and the amount due to ABD is non-interest bearing. Since the amount due to ABD is due upon request, it is classified as a current liability. The amounts due to ABD at September 30, 2024 and December 31, 2023 are $190,097 and $184,507, respectively.

Due to BMI Capital Partners International Limited.

BMI Capital Partners International Limited (“BMI”) is incorporated in Hong Kong and is a fellow subsidiary of the common parent company, Alset Inc. The amount due to BMI represents short-term working capital advances to the Company for its daily operations. There is no written, executed agreement and no financial/non-financial covenants and the amount due to BMI is non-interest bearing. Since the amount due to BMI is due upon request, it is classified as a current liability. The amounts due to BMI at September 30, 2024 and December 31, 2023 are $2,992 and $1,442, respectively.

General and Administrative Services

Commencing on the date the Company’s common stock was first listed on the Nasdaq, the Company has agreed to pay to Alset Management Group Inc. a total of $10,000 per month for office space, utilities, and secretarial and administrative support for up to 24 months. Upon completion of the Business Combination, the Company ceased paying these monthly fees. During the nine months ended September 30, 2024 and 2023, the Company recorded a charge of $0 and $90,000, to the statement of operations pursuant to the agreement.

Related Party Loans

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors were permitted to, but were not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes were to be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into units at a price of $10.00 per unit. Such units would be identical to the Private Placement Units. The Business Combination has closed, and there are no amounts outstanding under these Working Capital Loans. No amounts were converted into the units at the Business Combination.

Extension Loan

On May 1, 2023, the Company amended the Investment Management Trust Agreement (the “Trust Agreement”) with Wilmington Trust, National Association, a national banking association, which was entered into on January 31, 2022. On May 2, 2023 the Company filed an Amendment to the Amended and Restated Certificate of Incorporation. The Trust Agreement and Amended and Restated Certificate of Incorporation were amended, in part, so that the Company’s ability to complete a business combination was extended in additional increments of one month up to a total of twenty-one (21) additional months from the closing date of the Offering, subject to the payment into the trust account by the Company of one-third of 1% of the funds remaining in the trust account following any redemptions in connection with the approval of the amendment to the Company’s Amended and Restated Certificate of Incorporation. The Sponsor funded the first 30-day extension payment on May 3, 2023. The Sponsor also made subsequent extension payments on June 5th and July 6th of $68,928 and $69,158, respectively. The Sponsor was entitled to the repayment of these extension payments, without interest. As of September 30, 2024 and December 31, 2023 there was $0 and $205,305 outstanding under the extension loan, respectively.

Note 11. Due to Related Parties

Alset International Ltd. (“AIL”) is incorporated in Singapore and is a fellow subsidiary of the common parent company, Alset Inc. The amount due to AIL represents short-term working capital advances to the Company for its daily operations. There is no written, executed agreement and no financial/non-financial covenants and the amount due to AIL is non-interest bearing. Since the amount due to AIL is due upon request, it is classified as a current liability. The amounts due to AIL at December 31, 2023 and 2022 are $1,729,901 and $1,281,427 respectively.

Alset Business Development Pte. Ltd. (“ABD”) is incorporated in Singapore and is a fellow subsidiary of the common parent company, Alset Inc. The amount due to ABD represents amount loaned by ABD to Hapi Cafe Inc. (“HCI”) for the investment on Ketomei Pte. Ltd (“Ketomei”) in March 2022. There is no written, executed agreement and no financial/non-financial covenants and the amount due to ABD is non-interest bearing. Since the amount due to ABD is due upon request, it is classified as a current liability. The amounts due to ABD at December 31, 2023 and 2022 are $184,507 and $179,596 respectively.

BMI Capital International Ltd. (“BMI”) is incorporated in Hong Kong and is a fellow subsidiary of the common parent company, Alset Inc. The amount due to BMI represents short-term working capital advances to the Company for its daily operation. There is no written, executed agreement and no financial/non-financial covenants and the amount due to BMI is non-interest bearing. Since the amount due to BMI is due upon request, it is classified as a current liability. The amounts due to BMI at December 31, 2023 and 2022 are $1,442 and $0 respectively.